Common Stock Warrant Liabilities	12 Months Ended
Dec. 31, 2021
Common Stock Warrant Liabilities
Common Stock Warrant Liabilities

Note 9 – Common Stock Warrant Liabilities

At the Closing, the Company had outstanding 11,666,636 publicly traded warrants (“Public Warrants”) and 7,666,667 private placement warrants (the “Private Placement Warrants”). Each whole warrant (the Public Warrants and Private Placement Warrants, collectively, the “Warrants”) entitles the holder thereof to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment as described herein. Only whole Warrants are exercisable. The Warrants became exercisable on January 7, 2022 and will expire on December 8, 2026 or earlier upon redemption or liquidation.

The Company may redeem the outstanding Warrants for cash (except as described herein with respect to the Private Placement Warrants) in whole and not in part, at a price of $0.01 per Warrant, upon a minimum of 30 days’ prior written notice of redemption, referred to as the 30-day redemption period; and if, and only if, the last sale price of the Company’s Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

None of the Private Placement Warrants will be redeemable by the Company so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees.

The Company may redeem the outstanding Warrants (described as a Make-Whole Exercise) (except as described above with respect to the Private Placement Warrants):

●in whole and not in part;
●at a price of $0.10 per Warrant, provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares of Common Stock determined in part by the redemption date and the “fair market value” of the Common Stock except as otherwise below;
●upon a minimum of 30 days’ prior written notice of redemption;
●if, and only if, the last sale price of the Company’s Common Stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) on the trading day prior to the date on which we send the notice of redemption to the warrant holders; and
●if the last sale price of the Company’s Common Stock on the trading day prior to the date on which the Company send the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Warrants, as described above.

The “fair market value” of the Company’s Common Stock means the average reported last sale price of the Company’s Common Stock for the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of

Warrants. The Company classifies the outstanding Public Warrants and Private Placement Warrants as Warrant Liabilities on the Consolidated Balance Sheet in accordance with the guidance contained in ASC 815-40.

The Warrant Liabilities were initially measured at fair value upon Closing of the Business Combination for $101,253 and subsequently re-measured at December 31, 2021 for $50,020. The Public Warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. The Company recognized a gain in connection with changes in the fair value of warrant liabilities of $51,233 during the period from December 8, 2021 (the Closing) to December 31, 2021.